Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38878
Entity Registrant Name	So-Young International Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	SY
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001758530
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Name	Xing Jin
Contact Personnel Email Address	ir@soyoung.com
City Area Code	+86 (10)
Local Phone Number	8790-2012
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	80,843,320
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	68,843,320
Class B Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	12,000,000